Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,540,983,000	$ 1,417,978,486
Fair Value | MillerKnoll, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	36,017,630	41,279,551
Fair Value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	215,140,970	281,567,020
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	251,158,600	322,846,571
Level 1 | MillerKnoll, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	36,017,630	41,279,551
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	215,140,970	281,567,020
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | MillerKnoll, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | MillerKnoll, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
NAV | Other investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,289,824,400	$ 1,095,131,915